SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member]
Assets and liabilities at fair value		670,262	2,646,347
Ensysce Biosciences, Inc [Member] | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities at fair value		670,262
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member]
Assets and liabilities at fair value		670,262	2,646,347
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities at fair value		670,262	2,646,347
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Put Option [Member]
Assets and liabilities at fair value		670,262	2,646,347
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Put Option [Member] | Fair Value, Inputs, Level 1 [Member]
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Put Option [Member] | Fair Value, Inputs, Level 2 [Member]
Assets and liabilities at fair value
Ensysce Biosciences, Inc [Member] | Fair Value, Recurring [Member] | Put Option [Member] | Fair Value, Inputs, Level 3 [Member]
Assets and liabilities at fair value		$ 670,262	$ 2,646,347